Financial Instruments - Summary of Cross Currency Swap Contracts (Detail) - Participating cross currency swap contracts [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Opening balance	₺ 382,054
Fair value gains recognized in profit or loss	568,808	₺ 382,054
Closing balance	₺ 950,862	₺ 382,054